Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Reported profit before tax and balance sheet data	By operating segment:

Profit/(loss) before tax
	Half-year to 30 Jun 2024
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	1,090	1,044	70	864	714	(230)	3,552
– of which: net interest income/(expense)	241	680	(10)	616	477	(1,346)	658
Change in ECL and other credit impairment charges	(1)	84	1	(32)	6	(5)	53
Net operating income/(expense)	1,089	1,128	71	832	720	(235)	3,605
Total operating expenses	(1,051)	(510)	(77)	(353)	(410)	(84)	(2,485)
Operating profit/(loss)	38	618	(6)	479	310	(319)	1,120
Share of profit in associates and joint ventures	—	—	—	—	—	16	16
Profit/(loss) before tax	38	618	(6)	479	310	(303)	1,136
Cost efficiency ratio %	96.4	48.9	110.0	40.9	57.4		70.0

	Half-year to 30 Jun 2023
Net operating income before change in expected credit losses and other credit impairment charges[1]	1,082	1,061	39	874	2,347	57	5,460
– of which: net interest income/(expense)	89	696	(21)	648	491	(763)	1,140
Change in expected credit losses and other credit impairment charges	—	(87)	—	18	12	(1)	(58)
Net operating income/(expense)	1,082	974	39	892	2,359	56	5,402
Total operating expenses	(1,094)	(512)	(65)	(305)	(451)	(80)	(2,507)
Operating profit/(loss)	(12)	462	(26)	587	1,908	(24)	2,895
Share of loss in associates and joint ventures	—	—	—	—	—	(35)	(35)
Profit/(loss) before tax	(12)	462	(26)	587	1,908	(59)	2,860
Cost efficiency ratio %	101.1	48.3	166.7	34.9	19.2		45.9
1  Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Reported external net operating income by country	External net operating income is attributed to countries on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to
	30 Jun	30 Jun
	2024	2023
	£m	£m
External net operating income by country[1]	3,552	5,460
– United Kingdom	1,758	1,853
– France	554	2,618
– Germany	438	427
– Other countries	802	562
1  Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Reconciliation of reported and adjusted items

Balance sheet by business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
30 Jun 2024
Loans and advances to customers	4,719	33,391	150	25,859	15,669	5,933	85,721
Customer accounts	42,329	86,061	9,486	60,529	42,499	53	240,957

31 Dec 2023
Loans and advances to customers	2,718	34,723	67	24,226	13,666	91	75,491
Customer accounts	41,102	85,303	9,434	58,620	28,337	145	222,941